9. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES	12 Months Ended
Jan. 31, 2024
Notes
9. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES

9.TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES

The Company entered into the following transactions with related parties:

	2024			2023			2022
	Amounts paid or payable	Option based payment	Payable at year end	Amounts paid or payable	Option based payment	Payable at year end	Amounts paid or payable	Option based payment	Payable at year end
To a director for:
investor relations	$ 132,000	$ 42,090	$ 319,702	$ 132,000	$ 333,918	$ 23,231	$ 132,000	$ 1,094,123	$ 12,919
consulting (a)	900	-	-	1,125	-	-	5,400	158,060	-

To an officer of the company (b)	40,413	-	23,402	41,787	-	7,625	39,225	355,836	1,549

	$ 173,313	$ 42,090	$ 343,104	$ 174,912	$ 333,918	$ 30,856	$ 176,625	$ 1,608,019	$ 14,468

a)fees for services which have been capitalized to subcontracts on the Morrison claims and as option based payments and other services which have been allocated to operating expenses as consulting fees.

b)for accounting and management services.

These transactions were in the normal course of operations and have been measured at their exchange amount, which is the amount of consideration established and agreed to by the related parties.  The amounts owing are non-interest bearing, unsecured and have no fixed terms of repayment.

Compensation of key management personnel

Key management personnel include directors and executive officers of the Company.  The option based payment amounts (non-cash item) and compensation paid or payable to key management personnel is as follows:

	2024	2023	2022

Remuneration or fees	$ 184,813	$ 183,412	$ 186,625
Option based payments (non-cash item)	42,090	333,918	3,836,669
Total compensation for key management personnel	$ 226,903	$ 517,330	$ 4,023,293